Financial Instruments Financial Instruments - Schedule of Notional Amounts of Outstanding Derivative Positions (Details) (Interest Rate Contract [Member], Not Designated as Hedging Instrument [Member], USD $)
In Millions, unless otherwise specified
	6 Months Ended		12 Months Ended
	Jun. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Maximum [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Effective Date August 14, 2012 [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Effective Date June 5, 2013 [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Maximum [Member] Effective Date August 14, 2012 [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Maximum [Member] Effective Date June 5, 2013 [Member]
Derivative [Line Items]
Initial Notional Amount	$ 20.0	$ 2,500.0	$ 20.0	$ 0	$ 2,900.0	$ 671.0
Derivative, Effective Date	Aug. 14, 2012		Aug. 14, 2012	Jun. 05, 2013
Derivative, Maturity Date	Jul. 31, 2019		Jul. 31, 2019	May 28, 2020
Derivative, Weighted Average Fixed Interest Rate Paid	1.98%		1.98%	2.05%
Derivative, Variable Interest Rate Received	One-month LIBOR		One-month LIBOR	One-month LIBOR